Cover	May 27, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2022
Entity File Number	001-39905
Entity Registrant Name	Group Nine Acquisition Corp.
Entity Central Index Key	0001832250
Entity Tax Identification Number	85-3841363
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	568 Broadway
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	646
Local Phone Number	786-1980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one warrant
Trading Symbol	GNACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GNAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GNACW
Security Exchange Name	NASDAQ